UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [      ];  Amendment Number:
This Amendment (Check only one.):  [     ] is a restatement.
					 [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Armstrong Shaw Associates Inc.
Address:	45 Grove Street
		New Canaan, CT 06840

13F File Number:	28-6126

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:		Monica C. Grady
Title:		Principal / CCO
Phone:		203-972-9600
Signature, Place, and Date of Signing:

	Monica C. Grady	New Canaan, Connecticut	June 30, 2010

Report Type (Check only one.):

[   ]	13F HOLDING REPORT.

[   ]  	13F NOTICE.

[X]	13F COMBINATION REPORT.

List of other Managers Reporting for this Manager:
	028-01190 Frank Russell Company

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	62

Form 13F Information Table Value Total:	$ 2,720,137
List of Other Included Managers:

No.	13F File Number	Name

None

                                                                    FORM 13F INFORMATION TABLE
                                                            VALUE    SHARES/  SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
         NAME OF ISSUER          TITLE OF CLASSCUSIP      (x$1000)   PRN AMT  PRN CALLDISCRETN MANAGERS   SOLE   SHARED    NONE
------------------------------------------------         -----------------------------------------------------------------------

3M Company                       com           88579Y101        3060     38745 SH     SOLE                  37595     0     1150
Abbott Labs                      com           002824100       90495   1934487 SH     SOLE                 752862     0  1181625
Ace Ltd                          shs           H0023R105       73612   1429915 SH     SOLE                 552240     0   877675
Agrium Inc.                      com           008916108       51369   1049638 SH     SOLE                 361628     0   688010
Altria Group                     com           02209S103         240     12000 SH     SOLE                  12000     0        0
Amgen Inc.                       com           031162100       55214   1049690 SH     SOLE                 379645     0   670045
Apache Corp.                     com           037411105       53347    633645 SH     SOLE                 241240     0   392405
AT&T Inc.                        com           00206R102         333     13776 SH     SOLE                  13776     0        0
Bank of America Corp.            com           060505104      113615   7906400 SH     SOLE                3035130     0  4871270
Berkshire Hathaway Inc.          cl a          084670108        2400        20 SH     SOLE                     20     0        0
Blackrock Muniyield Insured Fund com           09254E103         276     20000 SH     SOLE                  20000     0        0
Chevron Corp                     com           166764100      112346   1655553 SH     SOLE                 639503     0  1016050
Church & Dwight Co.              com           171340102       29304    467300 SH     SOLE                 374025     0    93275
Cisco Systems Inc.               com           17275R102       79893   3749065 SH     SOLE                1300150     0  2448915
Comcast Corp. Special Cl A       cl a spl      20030N200       89778   5464282 SH     SOLE                1972527     0  3491755
Consolidated Edison Inc.         com           209115104         388      9000 SH     SOLE                   9000     0        0
Covidien PLC                     shs           G2554F105       78163   1945319 SH     SOLE                 756805     0  1188514
CSX Corp.                        com           126408103       89595   1805254 SH     SOLE                 687514     0  1117740
CVS Caremark Corp.               com           126650100      102335   3490294 SH     SOLE                1286619     0  2203675
Devon Energy Corp.               com           25179M103       87373   1434218 SH     SOLE                 535171     0   899047
Dupont De Nemours                com           263534109         207      5977 SH     SOLE                   5977     0        0
El Paso Corporation              com           28336L109       92820   8354650 SH     SOLE                3221740     0  5132910
EMC Corporation                  com           268648102        3322    181520 SH     SOLE                 181520     0        0
Exelon Corp.                     com           30161N101         456     12000 SH     SOLE                  12000     0        0
GlaxoSmithKline                  sponsored adr 37733W105         464     13656 SH     SOLE                  13656     0        0
Halliburton Co.                  com           406216101       62058   2527835 SH     SOLE                 987595     0  1540240
Hewlett Packard Co.              com           428236103      107934   2493845 SH     SOLE                 956470     0  1537375
Home Depot                       com           437076102         281     10000 SH     SOLE                  10000     0        0
Ingersoll-Rand PLC               shs           G47791101       63289   1835000 SH     SOLE                 695715     0  1139285
Intel Corp.                      com           458140100         321     16500 SH     SOLE                  16500     0        0
International Business Machines Ccom           459200101      102973    833925 SH     SOLE                 325055     0   508870
Ishares Russell 1000 Value       russell1000val464287598         307      5665 SH     SOLE                   5665     0        0
ITT Corp.                        com           450911102       68649   1528261 SH     SOLE                 606416     0   921845
Johnson & Johnson                com           478160104         443      7500 SH     SOLE                   7500     0        0
JPMorgan Chase & Co.             com           46625H100      104971   2867284 SH     SOLE                1073954     0  1793330
Kraft Foods Inc-A                cl a          50075N104         228      8152 SH     SOLE                   8152     0        0
Lowe's Cos., Inc.                com           548661107       75466   3695675 SH     SOLE                1489205     0  2206470
MasterCard Inc. Class A          cl a          57636q104       69794    349790 SH     SOLE                 104080     0   245710
McDonalds Corp.                  com           580135101         293      4450 SH     SOLE                   4000     0      450
MetLife Inc.                     com           59156R108       86541   2291870 SH     SOLE                 867305     0  1424565
Microsoft Corp.                  com           594918104         230     10000 SH     SOLE                  10000     0        0
Nike Inc - Cl B                  cl b          654106103         363      5370 SH     SOLE                   4000     0     1370
Nuveen Insured Municipal Opportuncom           670984103         359     25000 SH     SOLE                  19000     0     6000
Nuveen Select Tax-Free Income Porsh ben int    67062F100         298     20000 SH     SOLE                  20000     0        0
Oracle Corp.                     com           68389X105      101880   4747428 SH     SOLE                1825273     0  2922155
Pepsico Inc.                     com           713448108         271      4450 SH     SOLE                   4000     0      450
Philip Morris International      com           718172109         275      6000 SH     SOLE                   6000     0        0
Praxair, Inc.                    com           74005P104       66611    876576 SH     SOLE                 361296     0   515280
Pulte Group Inc.                 com           745867101       26391   3187365 SH     SOLE                1203745     0  1983620
Rockwell Collins Inc.            com           774341101       90284   1699308 SH     SOLE                 639360     0  1059948
The Procter & Gamble Co.         com           742718109         240      4000 SH     SOLE                   4000     0        0
The Walt Disney Co.              com disney    254687106         315     10000 SH     SOLE                  10000     0        0
Thermo Fisher Scientific Inc.    com           883556102       98539   2008943 SH     SOLE                 775328     0  1233615
Time Warner Cable Inc.           com           88732J207        4506     86516 SH     SOLE                  86516     0        0
Transocean Ltd.                  reg shs       h8817h100       31118    671665 SH     SOLE                 268785     0   402880
United Parcel Service- Cl B      cl b          911312106       70429   1237985 SH     SOLE                 476965     0   761020
United Technologies Corp.        com           913017109       94589   1457236 SH     SOLE                 560181     0   897055
UnitedHealth Group               com           91324P102       58156   2047740 SH     SOLE                 785100     0  1262640
Verizon Communications           com           92343v104         239      8540 SH     SOLE                   8540     0        0
Wells Fargo & Co.                com           949746101       62995   2460725 SH     SOLE                 918585     0  1542140
Western Union Co.                com           959802109         149     10000 SH     SOLE                  10000     0        0
Wyndham Worldwide Corp           com           98310W108       57945   2877114 SH     SOLE                 964895     0  1912219